SCHEDULE OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right of use asset		$ 12,573,710	[1]
Foreign currency translation		(119,182)
Accumulated depreciation of right-of-use assets		(1,723,114)
Accumulated depreciation of right-of-use assets (related party)	(997,456)	(325,040)
Lease modifications	(10,151,645)
Buildings [member]
IfrsStatementLineItems [Line Items]
Right of use asset		2,541,123
Buildings related party [member]
IfrsStatementLineItems [Line Items]
Right of use asset	11,149,101	11,149,101
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Right of use asset		992,410
Office space [member]
IfrsStatementLineItems [Line Items]
Right of use asset		$ 58,412

[1]	Restatement details in Note 2